Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000221782 | Hilton Worldwide Holdings, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000221782 | Illinois Tool Works, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Texas Instruments, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Halliburton Company, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000221782 | Medtronic plc, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Zimmer Biomet Holdings, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Consolidated Edison, Inc., 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Lockheed Martin Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | Comcast Corporation, 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | PNC Financial Services Group, Inc. (The), 0
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000221782 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221782 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221782 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221782 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221782 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221782 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221782 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221782 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | 548661107 | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221782 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000221782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221782 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000221781 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221781 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221781 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221781 | 097023105 | Boeing Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221781 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000221781 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221781 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221781 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221781 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000221781 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000221781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000221781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000221781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000221781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000221781 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.40%
C000221781 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.60%
C000221781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%